Long -Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long -Term Debt (Tables) [Abstract]
Long-term debt carrying values by contractual maturity

By remaining maturity at			2010
December 31, 2010			Under		After			2009
(in millions, except rates)			1 year	1-5 years	5 years	Total		Total

Parent company
Senior debt:	Fixed rate	(a)	$20,384	$47,031	$31,372	$98,787		$93,729
	Variable rate	(b)	15,648	37,119	6,260	59,027		73,335
	Interest rates	(c)	0.36–6.00%	0.31–7.00%	0.24–7.25%	0.24–7.25%		0.22–7.50%
Subordinated debt:	Fixed rate		$2,865	$9,649	$9,486	$22,000		$24,851
	Variable rate		—	1,987	9	1,996		1,838
	Interest rates	(c)	5.90–6.75%	1.37–6.63%	2.16–8.53%	1.37–8.53%		1.14–10.00%

	Subtotal		$38,897	$95,786	$47,127	$181,810		$193,753

Subsidiaries
Senior debt:	Fixed rate		$546	$1,782	$2,900	$5,228		$3,310
	Variable rate		6,435	17,199	6,911	30,545		39,835
	Interest rates	(c)	0.26–2.00%	0.21–3.75%	0.32–14.21%	0.21–14.21%		0.16–14.21%
Subordinated debt:	Fixed rate		$—	$—	$8,605	$8,605		$8,655
	Variable rate		—	—	1,150	1,150		1,150
	Interest rates	(c)	—%	—%	0.63–8.25%	0.63–8.25%		0.58–8.25%

	Subtotal		$6,981	$18,981	$19,566	$45,528		$52,950

Junior subordinated debt:	Fixed rate		$—	$—	$15,249	$15,249		$16,349
	Variable rate		—	—	5,082	5,082		3,266
	Interest rates	(c)	—%	—%	0.79–8.75%	0.79–8.75%		0.78–8.75%

	Subtotal		$—	$—	$20,331	$20,331		$19,615

Total long-term debt(d)(e)(f)			$45,878	$114,767	$87,024	$247,669	(h)(i)	$266,318

Long-term beneficial interests:
	Fixed rate		$3,095	$4,328	$2,372	$9,795		$1,034
	Variable rate		10,798	24,691	7,270	42,759		9,404
	Interest rates		0.28–7.00%	0.25–11.00%	0.05–7.47%	0.05–11.00%		0.25–7.13%

Total long-term beneficial interests(g)			$13,893	$29,019	$9,642	$52,554		$10,438

(a)	Included $18.5 billion and $21.6 billion as of December 31, 2010 and 2009, respectively, guaranteed by the FDIC under the TLG Program.

(b)	Included $17.9 billion and $19.3 billion as of December 31, 2010 and 2009, respectively, guaranteed by the FDIC under the TLG Program.

(c)	The interest rates shown are the range of contractual rates in effect at year-end, including non-U.S. dollar fixed- and variable-rate issuances, which excludes the effects of the associated derivative instruments used in hedge accounting relationships, if applicable. The use of these derivative instruments modifies the Firm’s exposure to the contractual interest rates disclosed in the table above. Including the effects of the hedge accounting derivatives, the range of modified rates in effect at December 31, 2010, for total long-term debt was (0.12)% to 14.21%, versus the contractual range of 0.21% to 14.21% presented in the table above. The interest rate ranges shown exclude structured notes accounted for at fair value.

(d)	Included long-term debt of $8.3 billion and $8.1 billion secured by assets totaling $11.7 billion and $11.4 billion at December 31, 2010 and 2009, respectively. Excludes amounts related to hybrid instruments.

(e)	Included $38.8 billion and $49.0 billion of outstanding structured notes accounted for at fair value at December 31, 2010 and 2009, respectively.

(f)	Included $879 million and $3.4 billion of outstanding zero-coupon notes at December 31, 2010 and 2009, respectively. The aggregate principal amount of these notes at their respective maturities was $2.7 billion and $6.6 billion, respectively.

(g)	Included on the Consolidated Balance Sheets in beneficial interests issued by consolidated VIEs. Also included $1.5 billion and $1.4 billion of outstanding structured notes accounted for at fair value at December 31, 2010 and 2009, respectively. Excluded short-term commercial paper and other short-term beneficial interests of $25.1 billion and $4.8 billion at December 31, 2010 and 2009, respectively.

(h)	At December 31, 2010, long-term debt aggregating $35.6 billion was redeemable at the option of JPMorgan Chase, in whole or in part, prior to maturity, based on the terms specified in the respective notes.

(i)	The aggregate carrying values of debt that matures in each of the five years subsequent to 2010 is $45.9 billion in 2011, $51.9 billion in 2012, $20.4 billion in 2013, $23.5 billion in 2014 and $18.9 billion in 2015.

Outstanding trust preferred capital debt securities

	Amount of
	trust preferred			Stated maturity
	capital debt	Principal amount		of trust preferred		Interest rate of
	securities	of debenture		capital securities	Earliest	trust preferred	Interest
	issued	issued	Issue	and	redemption	capital securities	payment/
December 31, 2010 (in millions)	by trust(a)	to trust(b)	date	debentures	date	and debentures	distribution dates

Bank One Capital III	$474	$674	2000	2030	Any time	8.75%	Semiannually
Bank One Capital VI	525	553	2001	2031	Any time	7.20%	Quarterly
Chase Capital II	482	497	1997	2027	Any time	LIBOR + 0.50%	Quarterly
Chase Capital III	295	305	1997	2027	Any time	LIBOR + 0.55%	Quarterly
Chase Capital VI	241	249	1998	2028	Any time	LIBOR + 0.625%	Quarterly
First Chicago NBD Capital I	249	256	1997	2027	Any time	LIBOR + 0.55%	Quarterly
J.P. Morgan Chase Capital X	1,000	1,015	2002	2032	Any time	7.00%	Quarterly
J.P. Morgan Chase Capital XI	1,075	1,004	2003	2033	Any time	5.88%	Quarterly
J.P. Morgan Chase Capital XII	400	390	2003	2033	Any time	6.25%	Quarterly
JPMorgan Chase Capital XIII	465	480	2004	2034	2014	LIBOR + 0.95%	Quarterly
JPMorgan Chase Capital XIV	600	586	2004	2034	Any time	6.20%	Quarterly
JPMorgan Chase Capital XV	93	132	2005	2035	Any time	5.88%	Semiannually
JPMorgan Chase Capital XVI	500	492	2005	2035	Any time	6.35%	Quarterly
JPMorgan Chase Capital XVII	496	558	2005	2035	Any time	5.85%	Semiannually
JPMorgan Chase Capital XVIII	748	749	2006	2036	Any time	6.95%	Semiannually
JPMorgan Chase Capital XIX	563	564	2006	2036	2011	6.63%	Quarterly
JPMorgan Chase Capital XX	995	996	2006	2036	Any time	6.55%	Semiannually
JPMorgan Chase Capital XXI	836	837	2007	2037	2012	LIBOR + 0.95%	Quarterly
JPMorgan Chase Capital XXII	996	997	2007	2037	Any time	6.45%	Semiannually
JPMorgan Chase Capital XXIII	643	643	2007	2047	2012	LIBOR + 1.00%	Quarterly
JPMorgan Chase Capital XXIV	700	700	2007	2047	2012	6.88%	Quarterly
JPMorgan Chase Capital XXV	1,492	1,844	2007	2037	2037	6.80%	Semiannually
JPMorgan Chase Capital XXVI	1,815	1,815	2008	2048	2013	8.00%	Quarterly
JPMorgan Chase Capital XXVII	995	995	2009	2039	2039	7.00%	Semiannually
JPMorgan Chase Capital XXVIII	1,500	1,500	2009	2039	2014	7.20%	Quarterly
JPMorgan Chase Capital XXIX	1,500	1,500	2010	2040	2015	6.70%	Quarterly

Total	$19,678	$20,331

(a)	Represents the amount of trust preferred capital debt securities issued to the public by each trust, including unamortized original issue discount.

(b)	Represents the principal amount of JPMorgan Chase debentures issued to each trust, including unamortized original-issue discount. The principal amount of debentures issued to the trusts includes the impact of hedging and purchase accounting fair value adjustments that were recorded on the Firm’s Consolidated Financial Statements.